LEASES	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
LEASES

11.	LEASES

As of December 31, 2016, the Company leased in thirteen vessels on long-term time charter (2015: fifteen vessels), all of which were leased from Ship Finance (2015: fourteen leased from Ship Finance). All of these long-term charters are classified as capital leases. A further eight vessels are leased in on short-term time charters from third parties and have been classified as operating leases. Four of these short-term time charter agreements have a profit sharing agreement whereby the Company pays the counterparty an amount equal to 60% of the charter revenues earned in excess of the daily base charter hire paid. One of these vessels has a profit sharing agreement whereby the net earnings of the vessel in excess of/below the daily fixed rate charter hire expense will be shared equally with a third party. Furthermore, the Company is committed to make rental payments under operating leases for office premises.

Rental expense
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
2017	15,413
2018	649
2019	365
2020	230
2021	—
Thereafter	—
16,657

Total expense for operating leases was $71.8 million, $43.2 million and nil for the years ended December 31, 2016, 2015 and 2014, respectively.

Contingent rental expense
In March 2015, the Company entered into an agreement to charter-in an MR tanker on a fixed rate charter whereby the Company agreed to pay the counterparty a profit sharing payment equal to 50% of the charter revenues earned by Frontline 2012 in excess of the daily base charter hire paid. At December 31, 2016, the profit share expense incurred and recorded as charter hire expense was nil (2015: $0.7 million).

In November 2015, the Company entered into an agreement to charter-in two VLCCs and two Suezmax tankers on a fixed rate charter whereby the Company agreed to pay the counterparty a profit sharing payment equal to 60% of the charter revenues earned by the Company in excess of the daily base charter hire paid. The charters commenced between January and April 2016. At December 31, 2016, the profit share expense incurred and recorded as charter hire expense was $4.2 million (2015: nil).

In November 2015, a subsidiary of the Company entered into an agreement to charter-in a VLCC tanker on a fixed rate charter whereby the net earnings of the vessel in excess of/below the daily fixed rate charter hire expense will be shared equally. At December 31, 2016, the profit share expense incurred and recorded as charter hire expense was $0.2 million (2015: nil).

Rental income
Thirteen vessels were on fixed rate time charters at December 31, 2016 (2015: sixteen vessels) of which one vessel (2015: two vessels) was on fixed rate time charter with a profit sharing agreement in place. No vessels were on index linked time charters at December 31, 2016 (2015: two vessels). The minimum future revenues to be received under these contracts as of December 31, 2016 are as follows:

(in thousands of $)
2017	89,277
2018	2,426
2019	—
2020	—
2021	—
Thereafter	—
91,703

The cost and accumulated depreciation of vessels leased to third parties as of December 31, 2016 were $712.6 million and $65.5 million, respectively, and as of December 31, 2015 were $734.2 million and $75.3 million, respectively.

Contingent rental income
In March 2015, the Company entered into an agreement to charter-out two Suezmax tankers on fixed rate time charters whereby the counterparty agreed to pay the Company a profit sharing payment equal to 50% of the charter revenues earned in excess of daily base charter hire paid. These vessels were redelivered from the charters during March and April 2016 with profit share income in the year ending December 31, 2016 amounting to $0.7 million (2015: $1.0 million).

In December 2014, the Company entered into agreements to charter-out two Suezmax tankers on index linked time charters. During 2016, the Company earned revenues of $7.1 million, recorded as time charter revenues (2015: $27.7 million; 2014: $17.9 million). These vessels were redelivered to the Company in January and July 2016.